Financial Instruments and Fair Value Measurements - Information about Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jan. 31, 2011
Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value	$ 1.6
Liabilities
Financial liabilities measured at fair value	0.4	2.6
Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value		12.3
Level 1 [Member] | Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value
Liabilities
Financial liabilities measured at fair value
Level 1 [Member] | Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value
Level 2 [Member] | Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value	1.6
Liabilities
Financial liabilities measured at fair value	0.4	2.6
Level 2 [Member] | Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value		12.3
Level 3 [Member] | Foreign currency forward contracts [Member]
Assets
Financial assets measured at fair value
Liabilities
Financial liabilities measured at fair value
Level 3 [Member] | Interest rate swap arrangements [Member]
Liabilities
Financial liabilities measured at fair value